Gain (loss) in non - financial assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain (loss) in non - financial assets, net
Profit on sale of investment properties	$ 500
Impairment loss on other assets	0	$ (3,464)
Impairment loss on investment properties	0	(3,849)	$ 0
Write off on intangible assets	0	(2,705)
Impairment losses on non-financial assets	$ 500	$ (10,018)	$ 0